Investment in associate	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Associates [Abstract]
Investment in associate
13.	Investment in associate

Details of the associate of the Company at the end of the reporting period is as follow:

Name of associate	Place of constitution and operation	Proportion of ownership interest and voting power held by the Company
SCL Terminal Aérea de Santiago, S. A.	Santiago de Chile, Chile	14.77%

As disclosed in Note 1, DCA has a stake of 14.77% in SCL, operator of the international terminal of Santiago de Chile’s airport until September 30, 2015. On that date, the operation of the airport was delivered to the new operator. Although it no longer has operations in accordance with the concession agreement, SCL must remain in effect for one year after delivery of the concession to address any potential contingencies. After that first year, SCL shall remain in force until its dissolution, in accordance with the tax regulations in Chile.

According to the estimates of the Company, it is expected that the associate will be liquidated in the year 2022, due to lawsuits which are expected to be resolved in that year, in accordance with the company administration and external advisors it is not expected to have an adverse effect on profit and loss. During the 2018, Ps. 10,034 were recovered.

At the date of acquisition, the book value of SCL is € 4,653,021 (Ps. 105,936). The results of DCA of the years ended December 31, 2017, 2018 and 2019 were recognized using the equity method in the consolidated financial statements.

As of December 31, 2017, 2018 and 2019, the net results of SCL is comprised as follows:

	2017		2018		2019
Net (loss) profit SCL	Ps.	19,330	Ps.	(6,411)	Ps.	532
Proportion of ownership interest and voting power held by the Company		14.77%		14.77%		14.77%
Share of (loss) profit of associate	Ps.	2,855	Ps.	(947)	Ps.	79

The Company owns less than 20% of the shares of SCL, however it concluded it has significant influence because it has a representation on its Board of Directors and participates in the process of setting its financial and operating policies.

The summarized financial information below represents the amounts shown in the financial statements of SCL prepared in accordance with IFRS.

The detail of the investment in the associate as of December 31, 2019 is as follows:

	Balance
Initial investment	Ps.	21,636
Adjustment to the investment SCL		(13,475)
Share of loss of associate 2017		2,855
Balance as of December 31, 2017		11,016
Payment of capital reduction 2018		(10,034)
Share of loss of associate 2018		(947)
Balance as of December 31, 2018		35
Share of loss of associate 2019		79
Balance as of December 31, 2019	Ps.	114

Condensed statements of financial position as of December 31, 2017, 2018 and 2019:

	2017		2018		2019
Current assets	Ps.	142,672	Ps.	47,681	Ps.	11,935
Total assets		142,672		47,681		11,935
Total liability		51,189		37,845		7,354
Shareholders´ equity	Ps.	91,483	Ps.	9,836	Ps.	4,581

Condensed statement of comprehensive profit (loss) for the year ended December 31, 2017, 2018 and 2019:

	2017		2018		2019
Revenues	Ps.	56,373	Ps.	1,773	Ps.	585
Costs, expenses and income taxes		37,043		8,184		53
Net Profit (loss)	Ps.	19,330	Ps.	(6,411)	Ps.	532